SUNAMERICA STYLE SELECT SERIES, INC.(R)
                Supplement to the Prospectus dated April 1, 1999

         On January 18, 2000, the Board of Directors of SunAmerica Style Select Series, Inc., approved certain changes to the Focus and Large-Cap Value Portfolios. Effective January 19, 2000, Bramwell Capital Management, Inc. ("Bramwell") will no longer serve as an adviser for a portion of the assets of the Focus Portfolio. Fred Alger Management, Inc. ("Alger"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for the component. All references to Bramwell with respect to the Focus Portfolio on page 38 of the Prospectus are no longer applicable.

         The second paragraph under the heading "DESCRIPTION OF THE ADVISERS" on page 39 of the Prospectus is replaced with the following:

         FRED ALGER MANAGEMENT, INC. ALGER is a New York corporation wholly owned by its principals and located at 1 World Trade Center, New York, New York 10048. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of December 31, 1999, Alger had approximately $17.4 billion in assets under management.

         References to Bramwell under the heading "STYLE-BASED PORTFOLIOS" on page 46 of the Prospectus are replaced with the following:


                      NAME, TITLE AND AFFILIATION OF
PORTFOLIO             PORTFOLIO MANAGER                       EXPERIENCE
---------             --------------------------------        ----------
Focus Portfolio       David D. Alger                          Mr. Alger joined Alger in
                      President and Portfolio                 1971 and has been President
                      Manager (Alger)                         and Director since 1995.
                                                              Prior to 1995, Mr. Alger was
                                                              Executive Vice President and
                                                              Director of Research with the
                                                              firm.

                         ******************************

     Effective February 1, 2000, David L. Babson & Co. ("Babson") will no longer serve as an adviser for a portion of the assets of the Large-Cap Value Portfolio. Thornburg Investment Management, Inc. ("Thornburg"), pursuant to its Subadvisory Agreement with SunAmerica, will assume subadvisory responsibilities for the component. All references to Babson with respect to the Large-Cap Value Portfolio on page 38 of the Prospectus are no longer applicable.

         The second paragraph under the heading "DESCRIPTION OF THE ADVISERS" on page 38 of the Prospectus is replaced with the following:

         THORNBURG INVESTMENT MANAGEMENT, INC. Thornburg is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico, 87501, and has been in the investment management business since 1982. As of October 1, 1999, Thornburg had approximately $2.5 billion in assets under management.

         References to Babson under the heading "STYLE-BASED PORTFOLIOS" on page 42 of the Prospectus are replaced with the following:

                                 NAME, TITLE AND AFFILIATION OF
PORTFOLIO                        PORTFOLIO MANAGER                       EXPERIENCE
---------                        ------------------------------------    ----------
Large-Cap Value Portfolio        William V. Fries, CFA                   Mr. Fries has been a Managing
                                 Managing Director and                   Director and Portfolio Manager
                                 Portfolio Manager (Thornburg)           at Thornburg since 1995.
                                                                         Previously he had been affiliated
                                                                         with USAA Investment Management
                                                                         Company for over 20 years.


Dated:  January 24, 2000



                                        2